                                                   CAPITOL SQUARE
                                                       FUNDS


                                                 Semi-Annual Report
                                                   March 31, 1997
                                                    (Unaudited)


(Artist's Rendition of Capitol Square)

                                            "A View from Broad and High"





                                             -------------------------
                                             Dillon Capital Management
                                             -------------------------
                                                Investment Counsel



CAPITOL SQUARE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 1997 (Unaudited)

                                             Capitol Square  Capitol Square  Capitol Square
                                                Large Cap       Small Cap         Bond
                                                  Fund            Fund            Fund
ASSETS
Investments in securities:
  At acquisition cost                        $     163,726   $     195,472   $     484,210
                                             =============   =============   =============
  At value (Note 1)                          $     159,039   $     199,834   $     474,458
Cash                                                10,082          19,988          ------
Dividends and interest receivable                      257             128          10,314
                                             -------------   -------------   -------------
  TOTAL ASSETS                                     169,378         219,950         484,772
                                             -------------   -------------   -------------
LIABILITIES
Payable for securities purchased                    ------           7,928          ------
Payable to Adviser (Note 3)                            222             315             412
                                             -------------   -------------   -------------
  TOTAL LIABILITIES                                    222           8,243             412
                                             -------------   -------------   -------------

NET ASSETS                                   $     169,156   $     211,707   $     484,360
                                             =============   =============   =============
Net assets consist of:
Capital shares                               $     171,076   $     206,145   $     494,114
Undistributed net investment income                    824             420          ------
Undistributed net realized gains (losses)
   from securities transactions                      1,943             780              (2)
Net unrealized appreciation (depreciation)
   on investments                                   (4,687)          4,362          (9,752)
                                             -------------   -------------   --------------
Net assets                                   $     169,156   $     211,707   $     484,360
                                             =============   =============   =============
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
    no par value)                                   16,857          20,497          48,099
                                             =============   =============   =============
Net asset value, redemption price and
   offering price per share (Note 1)         $       10.03   $       10.33   $       10.07
                                             =============   =============   =============

See accompanying notes to financial statements.

CAPITOL SQUARE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 1997 (Unaudited)

                                             Capitol Square  Capitol Square  Capitol Square
                                                Large Cap       Small Cap         Bond
                                                  Fund            Fund            Fund
INVESTMENT INCOME
  Dividends                                  $       1,369   $       1,037   $          87
  Interest                                             171             292          10,489
                                             -------------   -------------   -------------
      TOTAL INVESTMENT INCOME                        1,540           1,329          10,576
                                             -------------   -------------   -------------
EXPENSES
  Investment management fees                           716             909           1,749
                                             -------------   -------------   -------------
NET INVESTMENT INCOME                                  824             420           8,827
                                             -------------   -------------   -------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
  Net realized gains (losses) from security
     transactions                                    1,943             780              (2)
  Net change in unrealized appreciation/
     depreciation on investments                    (4,687)          4,362          (9,752)
                                             -------------   -------------   -------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS                           (2,744)          5,142          (9,754)
                                             -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                            $      (1,920)  $       5,562   $        (927)
                                             =============   =============   =============

See accompanying notes to financial statements.

CAPITOL SQUARE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended March 31, 1997 (Unaudited)
                                              Capitol Square  Capitol Square  Capitol Square
                                                 Large Cap       Small Cap         Bond
                                                   Fund            Fund            Fund
FROM OPERATIONS:
   Net investment income                      $         824   $         420   $       8,827
   Net realized gains (losses) from security
      transactions                                    1,943             780              (2)
   Net change in unrealized appreciation/
      depreciation on investments                    (4,687)          4,362          (9,752)
                                              -------------   -------------   -------------
Net increase (decrease) in net assets from
   operations                                        (1,920)          5,562            (927)
                                              -------------   -------------   -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income               -----           -----          (8,827)
                                              -------------   -------------   -------------
Decrease in net assets from distributions to
   shareholders                                       -----           -----          (8,827)
                                              -------------   -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS (A):
   Proceeds from shares sold                        141,076         176,145         486,830
   Net asset value of shares issued in
      reinvestment of distributions to
      shareholders                                    -----           -----           8,689
   Payments for shares redeemed                       -----           -----         (41,405)
                                              -------------   -------------   -------------
Net increase in net assets from capital share
   transactions                                     141,076         176,145         454,114
                                              -------------   -------------   -------------
TOTAL INCREASE IN NET ASSETS                        139,156         181,707         444,360

NET ASSETS:
   Beginning of period  (Note 1)                     30,000          30,000          40,000
                                              -------------   -------------   -------------
   End of period                              $     169,156   $     211,707   $     484,360
                                              =============   =============   =============

UNDISTRIBUTED NET INVESTMENT INCOME           $         824   $         420   $       -----
                                              =============   =============   =============

(A)SUMMARY OF CAPITAL SHARE ACTIVITY:
   Shares sold                                       13,857          17,497          47,283
   Shares issued in reinvestment of
      distributions to shareholders                   -----           -----             852
   Shares redeemed                                    -----           -----          (4,036)
                                              -------------   -------------   -------------
   Net increase in shares outstanding                13,857          17,497          44,099
   Shares outstanding, beginning of
      period (Note 1)                                 3,000           3,000           4,000
                                              -------------   -------------   -------------
   Shares outstanding, end of period                 16,857          20,497          48,099
                                              =============   =============   =============

See accompanying notes to financial statements.

CAPITOL SQUARE FUNDS
FINANCIAL HIGHLIGHTS
For the Periods Ended March 31, 1997 (A) (Unaudited)

                                              Capitol Square   Capitol Square   Capitol Square
                                                 Large Cap        Small Cap          Bond
                                                   Fund             Fund             Fund
Per share data for a share outstanding
   throughout each period:

   Net asset value at beginning of period     $        10.00    $       10.00   $        10.00
                                              --------------    -------------   --------------
   Income from investment operations:
     Net investment income                              0.05             0.02             0.26
     Net realized and unrealized gains
        (losses) on investments                        (0.02)            0.31             0.07
                                              --------------    -------------   --------------
   Total from investment operations                     0.03             0.33             0.33
                                              --------------    -------------   --------------
   Less distributions:
     Dividends from net investment income               ----             ----            (0.26)
                                              --------------   --------------   --------------
   Total distributions                                  ----             ----            (0.26)
                                              --------------   --------------   --------------

   Net asset value at end of period           $        10.03   $        10.33   $        10.07
                                              ==============   ==============   ==============

Ratios and supplemental data:

   Total return (not annualized)                       0.30%            3.30%            3.28%
                                              ==============   ==============   ==============
   Net assets at end of period                $      169,156   $      211,707   $      484,360
                                              ==============   ==============   ==============
   Ratio of expenses to average net
      assets (annualized)                              1.50%            1.75%            1.00%

   Ratio of net investment income to
      average net assets (annualized)                  1.71%            0.80%            5.00%

   Portfolio turnover rate (annualized)                  33%              10%               0%

   Average commission rate per share                 $0.0649          $0.0548             ----


(A)Represents the period from the initial public offering of shares (November 25, 1996 for the
   Large Cap Fund and Small Cap Fund and October 1, 1996 for the Bond Fund) through March 31, 1997.


See accompanying notes to financial statements.

                              CAPITOL SQUARE FUNDS

                          NOTES TO FINANCIAL STATEMENTS

                           March 31, 1997 (Unaudited)



1.   Significant Accounting Policies

Capitol Square Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust was organized as an Ohio business trust on July 2, 1996. The Trust currently offers three diversified series of shares to investors: the Capitol Square Large Cap Fund, the Capitol Square Small Cap Fund and the Capitol Square Bond Fund (collectively, the Funds). The Trust was capitalized on August 23, 1996, when an affiliate of the Funds' investment adviser, Dillon Capital Management (the Adviser), purchased the initial shares of each Fund at $10.00 per share. The public offering of shares of the Bond Fund commenced on October 1, 1996 and the public offering of shares of each of the Large Cap Fund and the Small Cap Fund commenced on November 25, 1996. The Trust had no operations prior to the public offering of shares except for the initial issuance of shares.

The Capitol Square Large Cap Fund seeks long-term capital appreciation through investment in common stocks of companies whose market value is greater than one billion dollars. Dividend and interest income is only an incidental consideration to the Fund's investment objective. The Capital Square Small Cap Fund seeks long-term capital appreciation through investment in common stocks of companies whose market value is less than one billion dollars. Dividend and interest income is only an incidental consideration to the Fund's investment objective. The Capitol Square Bond Fund seeks both income and capital appreciation through investment in fixed income securities. Under normal market conditions, at least 65% of its total assets will be invested in U.S. Government obligations and other debt securities rated BBB or higher by Standard & Poor's Ratings Group or Baa by Moody's Investors Service, Inc., or the equivalent.

The following is a summary of the Funds' significant accounting policies:

Organization costs -- All expenses associated with the organization of the Trust were paid by the Adviser.

Securities valuation -- Each Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued based on the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based on the closing price on the principal exchange where the security is traded.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

                              CAPITOL SQUARE FUNDS

                          NOTES TO FINANCIAL STATEMENTS

                           March 31, 1997 (Unaudited)



Distributions to shareholders -- The Large Cap Fund and Small Cap Fund each expects to distribute substantially all of its net investment income, if any, on an annual basis. All of the net investment income of the Bond Fund is declared as a dividend to shareholders of record on each business day of the Trust and paid monthly. Each Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of March 31, 1997:

                                  Capitol Square  Capitol Square  Capitol Square
                                  Large Cap Fund  Small Cap Fund    Bond Fund

Gross unrealized appreciation       $   2,873       $  10,410       $   -----
Gross unrealized depreciation          (7,560)         (6,048)         (9,752)
                                    ---------       ---------       ---------
   Net unrealized appreciation
     (depreciation)                 $  (4,687)      $   4,362       $  (9,752)
                                    =========       =========       =========
Federal income tax cost of
   portfolio investments            $ 163,726       $ 195,472       $ 484,210
                                    =========       =========       =========

                              CAPITOL SQUARE FUNDS

                          NOTES TO FINANCIAL STATEMENTS

                           March 31, 1997 (Unaudited)



2.   Investment Transactions

During the period ended March 31, 1997, purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $172,108 and $11,883, respectively, for the Capitol Square Large Cap Fund, $195,416 and $3,615, respectively, for the Capitol Square Small Cap Fund, and $476,138 and $0, respectively, for the Capitol Square Bond Fund.

3.   Transactions with Affiliates

The President of the Trust is also the President of the Adviser. Certain other trustees and officers of the Trust are also officers of the Adviser or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of Countrywide Investments, Inc., the sub-adviser for the Capitol Square Bond Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Capitol Square Large Cap Fund pays the Adviser a fee equal to the annual rate of 1.50% of the average value of its daily net assets up to $50 million; 1.35% of such assets from $50 million to $100 million; and 1.20% of such assets in excess of $100 million. The Capitol Square Small Cap Fund pays the Adviser a fee equal to the annual rate of 1.75% of the average value of its daily net assets up to $50 million; 1.60% of such assets from $50 million to $100 million; and 1.45% of such assets in excess of $100 million. The Capitol Square Bond Fund pays the Adviser a fee equal to the annual rate of 1.00% of the average value of its daily net assets up to $50 million; 0.90% of such assets from $50 million to $100 million; and 0.80% of such assets in excess of $100 million. The Adviser pays all operating expenses of each Fund except brokerage commissions, taxes, interest, fees and expenses of independent Trustees and any extraordinary expenses.

In addition, the Adviser is contractually obligated to reduce its investment management fee in an amount equal to the fees and expenses, if any, of the Trust's independent Trustees.

Countrywide Investments, Inc. (the Sub-Adviser) has been retained by the Adviser to manage the Bond Fund's investments. The Adviser (not the Fund) pays the Sub-Adviser a monthly fee at the rate of 12 1/2% of the "net management fees" the Adviser receives for its services to the Bond Fund. For purposes of calculating this fee, "net management fees" are defined as the advisory fees paid to the Adviser less the Adviser's operating costs, which include audit fees, legal fees, custody fees, Trustee fees and expenses, insurance costs, state registration filing fees, SEC filing fees and expenses, pricing fees, costs of reports to shareholders, transfer agent out-of-pocket expenses, fund accounting licensing fees, and any other direct costs incurred by the Adviser in the operation and administration of the Trust.

                              CAPITOL SQUARE FUNDS

                          NOTES TO FINANCIAL STATEMENTS

                           March 31, 1997 (Unaudited)


ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT
Under the terms of the Administration, Accounting, and Transfer Agency Agreement between the Trust, the Adviser and CFS, CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for each Fund. CFS supervises the preparation of tax returns for each Fund, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. In addition, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. CFS also calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, the Adviser (not the Funds) pays CFS a monthly fee at the rate of 50% of the "net management fees" (as defined above) the Adviser receives for its services with respect to the Large Cap Fund and the Small Cap Fund, and 37 1/2% of the "net management fees" it receives for its services with respect to the Bond Fund.

CAPITOL SQUARE LARGE CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997 (Unaudited)

                                                                   Market
   Shares    COMMON STOCK --  93.1%                                Value
   -------   ------------------------------                   ------------
             BASIC MATERIALS - 12.3%
        50     Dow Chemical Company                           $     4,000
        50     Georgia-Pacific Corp.                                3,625
       250     RPM, Inc.                                            4,156
       100     USX-US Steel Group, Inc.                             2,663
       100     Williamette Industries, Inc.                         6,250
                                                              -----------
                                                                   20,694
                                                              -----------
             ENERGY - 5.0%
       150     MAPCO, Inc.                                          4,650
       200     Oryx Energy Company *                                3,850
                                                              -----------
                                                                    8,500
                                                              -----------
             INDUSTRIAL - 15.4%
       200     Cincinnati Milacron, Inc.                            3,750
       100     Fluor Corp.                                          5,250
       150     Illinois Central Corp.                               4,725
       100     Lincoln Electric Company - Class A                   3,225
       200     Martin Marietta Materials, Inc.                      5,150
       100     Olin Corp.                                           3,975
                                                              -----------
                                                                   26,075
                                                              -----------
             CONSUMER, CYCLICAL - 11.7%
        50     Arrow Electronics, Inc. *                            2,819
       200     AutoZone, Inc. *                                     4,500
       150     Chrysler Corp.                                       4,500
       300     Clayton Homes, Inc.                                  3,825
       100     Dayton-Hudson Corp.                                  4,175
                                                              -----------
                                                                   19,819
                                                              -----------
             CONSUMER, NON-CYCLICAL - 16.2%
       200     Black & Decker Corp.                                 6,425
       100     Newell Company                                       3,350
       100     Pharmecia & Upjohn, Inc.                             3,663
        50     Philip Morris Companies., Inc.                       5,706
       100     Tupperware Corp.                                     3,350
       200     Whitman Corp.                                        4,900
                                                              -----------
                                                                   27,394
                                                              -----------

                                                                  Market
   Shares    COMMON STOCK --  93.1%                                Value
   -------   ------------------------------                   ------------
              TECHNOLOGY - 19.9%
       100     AT&T Corp.                                     $     3,475
       200     Atmel Corp. *                                        4,788
       100     Ceridian Corp.                                       3,587
       100     Computer Associates International, Inc.              3,888
       200     General Instrument Corp. *                           4,575
        50     IBM Corp.                                            6,869
        50     Phelps Dodge Corp.                                   3,656
        50     Xerox Corp.                                          2,843
                                                              -----------
                                                                   33,681
                                                              -----------

             FINANCIAL  SERVICES - 7.2%
       100     Banc One Corp.                                       3,975
       150     Countrywide Credit Industries, Inc.                  3,712
       100     Hartford Steam Boiler Inspection &
                  Insurance Company                                 4,475
                                                              -----------
                                                                   12,162
                                                              -----------
             UTILITIES - 5.4%
       150     CMS Energy Corp.                                     4,931
       200     Southern Company                                     4,225
                                                              -----------
                                                                    9,156
                                                              -----------

             TOTAL COMMON STOCK (COST $162,168)                   157,481
                                                              -----------
             CASH EQUIVALENTS - .9%
     1,558     Star Treasury Money Market Fund (Cost $1,558)        1,558
   -------                                                    -----------
             TOTAL INVESTMENTS -  94.0%  (COST $163,726)          159,039
                                                              -----------
             OTHER ASSETS AND LIABILITIES, NET  -- 6.0%            10,117
                                                              -----------
             NET ASSETS -- 100.0%                             $   169,156
                                                              ===========

  * Non-income producing securities.

  See accompanying notes to financial statements.

CAPITOL SQUARE SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997 (Unaudited)

                                                                   Market
   Shares    COMMON STOCK --  93.0%                                Value
   -------   ------------------------------                   ------------
             BASIC MATERIALS - 10.8%
       100     Cambrex Corp.                                  $     3,350
       100     Carpenter Technology Corp.                           3,825
       150     Mississippi Chemical Corp.                           3,581
       400     Wellman, Inc.                                        7,000
       200     Wolverine Tube, Inc. *                               5,200
                                                              -----------
                                                                   22,956
                                                              -----------
             ENERGY - 7.1%
       200     Benton Oil & Gas Company *                           3,100
       200     MAPCO, Inc.                                          6,200
       300     Oryx Energy Co. *                                    5,775
                                                              -----------
                                                                   15,075
                                                              -----------
             INDUSTRIAL - 14.1%
       200     Cincinnati Milacron, Inc.                            3,750
       350     Figgie International, Inc. - Class B *               3,937
       150     Lincoln Electric Company - Class A                   4,838
       200     Olin Corp.                                           7,950
       200     Pittston Brink's Group                               5,050
       200     Silicon Valley Group, Inc. *                         4,300
                                                              -----------
                                                                   29,825
                                                              -----------
             CONSUMER, CYCLICAL - 12.5%
       200     AutoZone, Inc. *                                     4,500
       300     Clayton Homes, Inc.                                  3,825
       200     Friedman's, Inc. - Class A *                         3,175
       200     Heritage Media Corp. *                               3,675
       400     Titan Wheel International, Inc.                      5,900
       300     Walbro Corp.                                         5,288
                                                              -----------
                                                                   26,363
                                                              -----------
             CONSUMER, NON-CYCLICAL - 17.5%
       300     Access Health, Inc. *                                4,313
       200     Black & Decker Corp.                                 6,425
       400     Healthsource, Inc. *                                 8,200
       400     Michael Foods, Inc.                                  4,150
       400     Sun Healthcare Group, Inc. *                         5,750
       100     Tupperware Corp.                                     3,350
       200     Whitman Corp.                                        4,900
                                                              -----------
                                                                   37,088
                                                              -----------

                                                                   Market
   Shares    COMMON STOCK --  93.0%                                Value
   -------   ------------------------------                   ------------
             TECHNOLOGY - 10.5%
       200     Atmel Corp. *                                  $     4,787
       100     Ceridian Corp.                                       3,588
       100     Lam Research Corp. *                                 3,375
       200     Marshall Industries *                                6,300
       200     SEI Investments Company                              4,200
                                                              -----------
                                                                   22,250
                                                              -----------
             FINANCIAL  SERVICES - 14.2%
       200     Coast Savings Financial, Inc. *                      7,875
       200     Countrywide Credit Industries, Inc.                  4,950
       200     First Republic Bancorp, Inc. *                       4,450
       300     Gryphon Holdings, Inc. *                             4,275
       100     Hartford Steam Boiler Inspection &
                  Insurance Company                                 4,475
       200     Stewart Information Services Corp.                   4,125
                                                              -----------
                                                                   30,150
                                                              -----------
             UTILITIES - 6.3%
       300     Cabot Oil & Gas Corp.                                5,250
       200     Nevada Power Company                                 3,975
       300     Southwestern Energy Company                          4,012
                                                              -----------
                                                                   13,237
                                                              -----------

             TOTAL COMMON STOCK (COST $192,582)                   196,944
                                                              -----------

             CASH EQUIVALENTS -- 1.4%
     2,890     Star Treasury Money Market Fund (Cost $2,890)        2,890
   -------                                                    -----------
             TOTAL INVESTMENTS -  94.4%  (COST $195,472)          199,834
                                                              -----------
             OTHER ASSETS AND LIABILITIES, NET  -- 5.6%            11,873
                                                              -----------
             NET ASSETS -- 100.0%                             $   211,707
                                                              ===========

  * Non-income producing securities.

  See accompanying notes to financial statements.

CAPITOL SQUARE BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997 (Unaudited)

     Par                                                                 Market
    Value    U.S. GOVERNMENT & AGENCY BONDS --  96.2%                    Value
--------------------------------------------------------------------------------

             U.S. TREASURY NOTES -- 55.3%
$   84,000     U.S. Treasury Notes, 6.00%, 8/15/99                   $    83,029
   150,000     U.S. Treasury Notes, 6.25%, 10/31/01                      146,953
    38,000     U.S. Treasury Notes, 7.00%, 7/15/06                        38,071
----------                                                           -----------
   272,000   TOTAL U.S. TREASURY NOTES (COST $274,756)                   268,053
----------                                                           -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION  -- 40.9%
   150,000     Federal National Mortgage Assoc., 6.74%, 5/7/01           149,230
    50,000     Federal National Mortgage Assoc., 6.50%, 11/27/01          48,878
----------                                                           -----------
   200,000   TOTAL FEDERAL NATIONAL MORTGAGE ASSOC. (COST $201,157)      198,108
----------                                                           -----------
             CASH EQUIVALENTS -- 1.7%
     8,297     Star Treasury Money Market Fund (Cost $8,297)               8,297
----------                                                           -----------
             TOTAL INVESTMENTS -  97.9%  (COST $484,210)                 474,458
                                                                     -----------
             OTHER ASSETS AND LIABILITIES, NET  -- 2.1%                    9,902
                                                                     -----------
             NET ASSETS -- 100.0%                                    $   484,360
                                                                     ===========


  See accompanying notes to financial statements.